Earnings per share - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Earnings per share
Antidilutive stock options to purchase common shares	8,967,300	10,880,700	24,840,700